SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Summary of stock options activity

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding as of January 1, 2021	2,005,600	0.01
Granted	508,619	0.01
Expired	(304)	0.01
Exercised	(907,779)	0.01
Forfeited	(234,872)	0.01
Outstanding as of December 31, 2021	1,371,264	0.01	8.24	4,182,355

Vested and expect to be vested as of December 31, 2021	1,371,264	0.01	8.24	4,182,355
Exercisable as of December 31, 2021	809,499	0.01	7.80	2,468,972

Summary of fair value of the options is estimated on the dates of grant using the binomial option pricing model

	2019	2020	2021
Risk-free rate of return (per annum)	1.78%-2.56%	0.23%-1.70%	1.61%
Volatility	57.20%-60.91%	50.92%-56.70%	59.23%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	US$17.95-US$31.15	US$17.11-US$37.71	US$5.96
Expected term	10 years	10 years	10 years

Schedule of compensation costs recognized for share options

Compensation costs recognized for share options for the year ended December 31, 2019, 2020 and 2021 were allocated to the following expense items:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	—	11,698,603	2,140,523
Selling and marketing expenses	—	16,922,885	7,678,679
Technology and product development expenses	—	16,737,624	5,261,232
General and administrative expenses	—	141,544,319	830,710
Total share option compensation expenses	—	186,903,431	15,911,144